Subsidiaries (Details)	Dec. 31, 2013
Ardmore Shipping LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Ardmore Shipholding Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Ardmore Shipping Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Fastnet Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Rockall Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Shannon Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Malin Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
TyneShipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Forties Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Fitzroy Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Bailey Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
ForthShipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Viking Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Ardmore Chartering LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Cromarty Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Dogger Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Fisher Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
HumberShipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Wight Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Lundy Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
ThamesShipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Valentia Shipholding LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Fair IsleShipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Faroe Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
PlymouthShipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
PortlandShipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Trafalgar Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
HebridesShipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Sole Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Biscay Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
DoverShipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%